Income taxes - Schedule of Net Deferred Tax Liability (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes – Net	$ (381,284,437)	$ (442,842,704)	$ (276,910,507)	$ (299,979,693)
Investment properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes – Net	(384,260,701)	(463,955,158)	(279,051,207)
Effect of tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes – Net	0	18,872,423	6,076
Other provisions and prepaid expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes – Net	$ 2,976,264	$ 2,240,031	$ 2,134,624